11. Income Taxes (Details Narrative) - EUR (€)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Taxes [Line Items]
Income tax rate percent	35.00%	35.00%
Accumulated losses on tax	€ 16,000,000	€ 13,800,000
German [Member]
Income Taxes [Line Items]
Accumulated losses on tax	€ 688,000	€ 740,000
German [Member] | Non-Guarantor Subsidiaries [Member]
Income Taxes [Line Items]
Income tax rate percent	31.58%	31.58%
UNITED KINGDOM
Income Taxes [Line Items]
Accumulated losses on tax	€ 199,000	€ 180,000
UNITED KINGDOM | Non-Guarantor Subsidiaries [Member]
Income Taxes [Line Items]
Income tax rate percent	20.00%	20.00%